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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-22014


                    Pioneer Diversified High Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  April 30

Date of reporting period:  January 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                  Pioneer Diversified High Income Trust
                  SCHEDULE OF INVESTMENTS 1/31/10 (unaudited)
     Principal
     Amount
     USD ($)                                                          Value($)
                  ASSET BACKED SECURITIES - 2.8% of Net Assets
                  Consumer Services - 0.3%
                  Restaurants - 0.3%
     100,000      DB Master Finance LLC, 5.779%, 6/20/31 (144A)         97,939
     500,000      DB Master Finance LLC, 8.285%, 6/20/31 (144A)         427,510
                  Total Consumer Services                               525,449

                  Banks - 2.1%
                  Thrifts & Mortgage Finance - 2.1%
     246,741 (a)  Ace Securities Corp., 0.831%, 12/25/34                176,397
     861,421 (a) Bayview Financial Acquisition Trust, 0.816%, 8/28/44 749,040 1,460,1 (a) Bayview Financial Acquisition Trust, 0.861%, 5/28/44 1,294,853
     200,000 (a)  Carrington Mortgage Loan Trust, 0.331%, 10/25/36      164,371
     699,000 (a)  Carrington Mortgage Loan Trust, 0.431%, 2/25/37       383,081
     70,153  (a)  First Franklin Mortgage Loan Asset-Backed Certificate 50,010
     250,000 (a)  GSAMP Trust, 0.361%, 1/25/37                          202,864
     137,628 (a)  GSAMP Trust, 0.661%, 3/25/35                          134,332
     653,901 (a)  Lehman XS Trust, 0.581%, 12/25/35                     181,442
                  Total Banks                                          3,336,390

                  Diversified Financials - 0.4%
                  Other Diversified Financial Services - 0.3%
     933,725 (a)  Aircraft Finance Trust, 0.713%, 5/15/24 (144A)        364,152
     171,479 (a)  Aircraft Finance Trust, 0.733%, 5/15/24 (144A)        116,606
                                                                        480,758
                  Specialized Finance - 0.1%
     150,000      Dominos Pizza Master Issuer LLC, 5.261%, 4/25/37 (144 132,384
                  Total Diversified Financials                          613,142
                  TOTAL ASSET BACKED SECURITIES                        4,474,981
                  (Cost $4,901,903)

                  COLLATERALIZED MORTGAGE OBLIGATIONS - 1.6% of Net Assets
                  Banks - 1.6%
                  Thrifts & Mortgage Finance - 1.6%
     337,715 (a)  Countrywide Alternative Loan Trust, 5.5%, 11/25/35    253,720
     272,060 (a)  Countrywide Home Loans, 0.581%, 3/25/35               69,836
     549,472 (a) Downey Savings and Loan Association Mortgage Loan Tru 192,465 377,762 (a) Downey Savings and Loan Association Mortgage Loan Tru 75,552
     1,215,5 (a)  Impac CMB Trust, 0.991%, 1/25/35                      835,558
     172,765 (a)  Impac Secured Assets CMN Owner Trust, 0.321%, 11/25/3 46,217
     721,508 (a)  Luminent Mortgage Trust, 0.577%, 7/25/36              79,859
     422,845 (a) WaMu Mortgage Pass-Through Certificates, 0.461%, 4/25 311,750 1,413,3 (a) WaMu Mortgage Pass-Through Certificates, 0.711%, 7/25 635,185
                  Total Banks                                          2,500,142
                  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                  (Cost $3,603,421)                                    2,500,142

                  CORPORATE BONDS & NOTES - 86.2% of Net Assets
                  Energy - 8.7%
                  Oil & Gas Drilling - 0.1%
NOK  1,500,000    Petrolia Drilling ASA, 12.0%, 6/20/12 (144A)          122,167

                  Oil & Gas Equipment & Services - 0.0%
     65,067  (c)  Nexus 1 Pte., Ltd., 10.5%, 3/7/12 (144A)                651

                  Oil & Gas Equipment & Services - 1.4%
     520,000      Expro Finance Luxembourg SCA, 8.5%, 12/15/16 (144A)   517,400
     1,120,000    Oceanografia SA de CV, 11.25%, 7/15/15 (144A)         588,000
     700,000 (a)  Sevan Marine ASA, 3.524%, 5/14/13 (144A)              588,000
NOK  3,000,0 (a)  Sevan Marine ASA, 7.76%, 10/24/12 (144A)              437,767
     154,800      Skeie Drilling & Production ASA, 11.25%, 3/8/13 (144A 100,620
                                                                       2,231,787

                  Oil & Gas Exploration & Production - 3.5%
     505,000      Berry Petroleum Co., 10.25%, 6/1/14                   552,975
     125,000      Chesapeake Energy Corp., 9.5%, 2/15/15                136,250
     970,000      Hilcorp Energy I LP, 9.0%, 6/1/16 (144A)             1,006,375
     685,000      Linn Energy LLC, 11.75%, 5/15/17 (144A)               779,187
NOK  2,500,000    Norwegian Energy Co. AS, 12.9%, 11/20/14              437,767
NOK  3,000,0 (a)  PA Resources AB, 9.52%, 3/9/11                        512,849
     650,000      Pacific Rubiales Energy Corp., 8.75%, 11/10/16 (144A) 676,000
     225,000      PetroQuest Energy, Inc., 10.375%, 5/15/12             229,500
     240,000      Quicksilver Resources, Inc., 7.125%, 4/1/16           227,700
     335,000      SandRidge Energy, Inc., 8.0%, 6/1/18 (144A)           333,325
     670,000 (b)  SandRidge Energy, Inc., 8.625%, 4/1/15                673,350
                                                                       5,565,278
                  Oil & Gas Refining & Marketing - 0.8%
     1,310,000    Petroplus Finance, Ltd., 9.375%, 9/15/19 (144A)      1,296,900

                  Oil & Gas Storage & Transportation - 1.0%
     500,000      Holly Energy Partners LP, 6.25%, 3/1/15               482,500
     1,245,0 (a)  Southern Union Co., 7.2%, 11/1/66                    1,108,050
                                                                       1,590,550
                  Coal & Consumable Fuels - 1.9%
     850,000      Bumi Capital Pte, Ltd., 12.0%, 11/10/16 (144A)        873,375
     738,000      Drummond Co., Inc., 9.0%, 10/15/14 (144A)             771,210
     420,000      Indo Integrated Energy II BV, 9.75%, 11/5/16 (144A)   430,500
     505,000      Massey Energy Co., 6.875%, 12/15/13                   501,212
     400,000      Murray Energy Corp., 10.25%, 10/15/15 (144A)          407,000
                                                                       2,983,297
                  Total Energy                                        13,790,630

                  Materials - 10.6%
                  Commodity Chemicals - 0.3%
     195,000 (c)  ARCO Chemical Co., 9.8%, 2/1/20                       154,050
     300,000 (c)  Montell Finance Co. BV, 8.1%, 3/15/27 (144A)          264,000
                                                                        418,050
                  Diversified Chemicals - 0.0%
EURO 1,275,000    Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A)     1,187,365

                  Construction Materials - 0.6%
     865,000      AGY Holding Corp., 11.0%, 11/15/14                    692,000
     300,000(a)(d)C8 Capital SPV, Ltd., 6.64% (144A)                    212,412
                                                                        904,412
                  Metal & Glass Containers - 1.0%
     1,145,000    AEP Industries, Inc., 7.875%, 3/15/13                1,122,100
EURO 255,000      Ardagh Glass Finance Plc, 9.25%, 7/1/16 (144A)        390,767
                                                                       1,512,867
                  Paper Packaging - 1.4%
     475,000(b)(f)Corporacion Durango SAB de CV, 6.0%, 8/27/16          365,750
     700,000      Graham Packaging Co., Inc., 9.875%, 10/15/14          720,125
     500,000 (m)  Graphic Packaging International, Inc., 9.5%, 8/15/13  513,750
     750,000      U.S. Corrugated, Inc., 10.0%, 6/1/13                  645,000
                                                                       2,244,625
                  Aluminum - 0.9%
     600,000 (c)  Asia Aluminum Holdings, Ltd., 8.0%, 12/23/11 (144A)   90,000
     300,000      CII Carbon LLC, 11.125%, 11/15/15 (144A)              303,000
     1,282,4(a)(b)Noranda Aluminum Acquisition Corp., 5.278%, 5/15/15   997,068
                                                                       1,390,068
                  Diversified Metals & Mining - 1.8%
     343,608 (b)  Blaze Recycling & Metals LLC, 13.0%, 7/16/12          236,230
     195,000      FMG Finance Pty., Ltd., 10.625%, 9/1/16 (144A)        220,838
     750,000      Prime Dig Pte, Ltd., 11.75%, 11/3/14 (144A)           781,875
     745,000      Teck Resources, Ltd., 10.25%, 5/15/16                 851,162
     750,000      Vedanta Resources Plc, 9.5%, 7/18/18 (144A)           798,750
                                                                       2,888,855
                  Precious Metals & Minerals - 0.3%
     500,000      ALROSA Finance SA, 8.875%, 11/17/14 (144A)            525,000

                  Steel - 1.9%
     1,245,000    Algoma Acquisition Corp., 9.875%, 6/15/15 (144A)     1,126,725
     450,000 (m)  Essar Steel Algoma, Inc., 9.375%, 3/15/15 (144A)      452,250
     250,000      Evraz Group SA, 8.875%, 4/24/13 (144A)                255,938
     250,000      Evraz Group SA, 9.5%, 4/24/18 (144A)                  258,438
     920,000      Ryerson, Inc., 12.0%, 11/1/15                         954,500
EURO 50,000       Zlomrex International Finance SA, 8.5%, 2/1/14 (144A) 22,934
                                                                       3,070,785
                  Forest Products - 0.5%
     500,000 (c)  Mandra Forestry Holdings, Ltd., 12.0%, 5/15/13 (144A) 475,000
     250,000      Sino-Forest Corp., 10.25%, 7/28/14 (144A)             275,000
                                                                        750,000
                  Paper Products - 1.2%
     500,000      Appleton Papers, Inc., 10.5%, 6/15/15 (144A)          490,175
     425,000      Cellu Tissue Holdings, Inc., 11.5%, 6/1/14            471,750
     260,000      Clearwater Paper Corp., 10.625%, 6/15/16 (144A)       288,600
     600,000      Exopack Holding Corp., 11.25%, 2/1/14                 619,500
                                                                       1,870,025
                  Total Materials                                     16,762,052

                  Capital Goods - 6.3%
                  Aerospace & Defense - 0.8%
     750,000      Aeroflex. Inc., 11.75%, 2/15/15                       772,500
     405,000      DigitalGlobe, Inc., 10.5%, 5/1/14 (144A)              435,375
     90,000       GeoEye, Inc., 9.625%, 10/1/15 (144A)                  91,800
                                                                       1,299,675
                  Building Products - 0.4%
EURO 200,000(a)(d)C10 - EUR Capital SPV, Ltd., 6.277%                   183,473
     365,000      USG Corp., 9.75%, 8/1/14 (144A)                       386,900
                                                                        570,373
                  Construction & Engineering - 0.5%
     350,000      Dycom Industries, Inc., 8.125%, 10/15/15              329,000
     500,000      Esco Corp., 8.625%, 12/15/13 (144A)                   501,875
                                                                        830,875
                  Industrial Conglomerates - 0.6%
     500,000      Cia Latinoamericana de Infraestructura & Servicios SA 413,750
     500,000 (c)  Indalex Holding Corp., 11.5%, 2/1/14                   5,000
     740,000      Park-Ohio Industries, Inc., 8.375%, 11/15/14          610,500
                                                                       1,029,250
                  Construction & Farm Machinery & Heavy Trucks - 1.5%
     720,000      American Railcar Industries, Inc., 7.5%, 3/1/14       680,400
     770,000      Commercial Vehicle Group, Inc., 8.0%, 7/1/13          465,850
     950,000      Greenbrier Companies, Inc., 8.375%, 5/15/15           818,188
     400,000      Titan International, Inc., 8.0%, 1/15/12              398,000
                                                                       2,362,438
                  Industrial Machinery - 1.2%
     1,220,000    Industrias Metalurgicas Pescarmona SA, 11.25%, 10/22/1,033,950
     875,000      Mueller Water Products, Inc., 7.375%, 6/1/17          787,500
                                                                       1,821,450
                  Trading Companies & Distributors - 1.3%
     1,090,000    Intcomex, Inc., 13.25%, 12/15/14 (144A)              1,076,375
     1,000,000    Wesco Distribution, Inc., 7.5%, 10/15/17              975,000
                                                                       2,051,375
                  Total Capital Goods                                  9,965,436
                  Commercial  & Professional Services - 0.4%
                  Environmental & Facilities Services - 0.2%
     700,000(c)(m)Aleris International, Inc., 10.0%, 12/15/16            7,000
     210,000      Casella Waste Systems, Inc., 11.0%, 7/15/14 (144A)    227,850
EURO 107,128      New Reclamation Group Pty., Ltd., 8.125%, 2/1/13 (144 113,166
                                                                        348,016

                  Diversified Support Services - 0.2%
     400     (e)  MSX International, Ltd., UK, 12.5%, 4/1/12 (144A)     328,000
                  Total Commercial & Professional Services              676,016

                  Transportation - 0.8%
                  Air Freight & Logistics - 0.5%
     775,000      CEVA Group Plc, 10.0%, 9/1/14 (144A)                  744,969

                  Airlines - 0.2%
     305,000      Delta Air Lines, Inc., 9.5%, 9/15/14 (144A)           317,963

                  Railroads - 0.1%
     240,000      Kansas City Southern de Mexico, 7.625%, 12/1/13       241,200
                  Total Transportation                                 1,304,132

                  Automobiles &  Components - 1.6%
                  Auto Parts & Equipment - 1.4%
     980,000 (m)  Allison Transmission, Inc., 11.0%, 11/1/15 (144A)    1,033,900
     160,000      Stanadyne Corp., 10.0%, 8/15/14                       145,600
     500,000 (f)  Stanadyne Corp., 12.0%, 2/15/15                       365,000
     700,000 (m)  Tenneco, Inc., 8.625%, 11/15/14                       689,500
                                                                       2,234,000
                  Tires & Rubber - 0.2%
     235,000      Goodyear Tire & Rubber Co., 10.5%, 5/15/16            254,975
                  Total Automobiles & Components                       2,488,975

                  Consumer Durables & Apparel - 1.3%
                  Homebuilding - 0.7%
     430,000      Desarrolladora Homex SA de CV, 9.5%, 12/11/19 (144A)  441,863
     695,000      Meritage Homes Corp., 6.25%, 3/15/15                  651,563
                                                                       1,093,426
                  Housewares & Specialties - 0.6%
     1,000,000    Yankee Acquisition Corp., 9.75%, 2/15/17             1,000,000
                  Total Consumer Durables & Apparel                    2,093,426

                  Consumer Services - 2.7%
                  Casinos & Gaming - 2.5%
     500,000 (c)  Buffalo Thunder Development Authority, 9.375%, 12/15/ 85,000
EURO 1,155,000    Codere Finance Luxembourg SA, 8.25%, 6/15/15 (144A)  1,446,860
     395,000      FireKeepers Development Authority, 13.875%, 5/1/15 (1 452,275
     95,000       Galaxy Entertainment Finance Co., Ltd., 9.875%, 12/15 97,375
     275,000 (c) Little Traverse Bay Bands of Odawa Indians, 10.25%, 2 68,750 1,615,0 (c) Mashantucket Western Pequot Tribe, 8.5%, 11/15/15 (14 492,575
EURO 500,000      Peermont Global, Ltd., 7.75%, 4/30/14 (144A)          620,265
     180,000      Scientific Games International, Inc., 9.25%, 6/15/19  189,450
     423,000      Scientific Games International, Inc., 9.25%, 6/15/19  445,208
     585,000 (c)  Station Casinos, Inc., 6.625%, 3/15/18                 2,925
                                                                       3,900,683
                  Specialized Consumer Services - 0.2%
     350,000      StoneMor Operating LLC/Cornerstone Family Services/Os 364,000
                  Total Consumer Services                              4,264,683

                  Media - 3.4%
                  Advertising - 0.5%
     716,000      MDC Partners, Inc., 11.0%, 11/1/16 (144A)             755,380

                  Broadcasting - 2.6%
     182,676      CCH II LLC, 13.5%, 11/30/16                           219,668
     840,000      Hughes Network Systems LLC, 9.5%, 4/15/14             858,900
     850,000 (b)  Intelsat Bermuda, Ltd., 11.5%, 2/4/17                 862,750
     500,000      Intelsat Subsidiary Holding Co., Ltd., 8.5%, 1/15/13  505,000
     430,000      Telesat Canada, 12.5%, 11/1/17                        492,350
     1,310,3 (b)  Univision Communications, Inc., 9.75%, 3/15/15 (144A)1,156,394
                                                                       4,095,062
                  Publishing - 0.3%
     600,000      Cengage Learning Acquisitions, Inc., 10.5%, 1/15/15 ( 580,500
                  Total Media                                          5,430,942

                  Retailing - 1.0%
                  Internet Retail - 0.5%
     640,000      Ticketmaster Entertainment, Inc., 10.75%, 7/28/16     699,200

                  Apparel Retail - 0.0%
EURO 74,000  (a)  Edcon Holdings Pty., Ltd., 6.214%, 6/15/15 (144A)     60,171

                  Specialty Stores - 0.5%
     800,000 (m)  Sally Holdings LLC, 10.5%, 11/15/16                   856,000
                  Total Retailing                                      1,615,371

                  Food, Beverage & Tobacco - 3.8%
                  Packaged Foods & Meats - 2.4%
     650,000      Bertin Ltda, 10.25%, 10/5/16 (144A)                   666,250
     750,000      FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc., 701,221
     400,000(c)(m)Independencia International, Ltd., 9.875%, 5/15/15 (1 105,000
     700,000      Marfrig Overseas, Ltd., 9.625%, 11/16/16 (144A)       714,000
     1,175,000    Minerva Overseas, Ltd., 9.5%, 2/1/17 (144A)          1,122,125
     275,000      Minerva Overseas II, Ltd., 10.875%, 11/15/19 (144A)   270,188
     275,000 (f)  SA Fabrica de Produtos Alimenticios Vigor, 9.25%, 2/2 262,209
                                                                       3,840,993
                  Tobacco - 1.4%
     250,000      Alliance One International, Inc., 10.0%, 7/15/16 (144 265,000
     1,765,000    Alliance One International, Inc., 10.0%, 7/15/16 (1441,870,900
                                                                       2,135,900
                  Total Food, Beverage & Tobacco                       5,976,893

                  Household & Personal Products - 0.3%
                  Household  Products - 0.1%
     205,000      Central Garden and Pet Co., 9.125%, 2/1/13            208,588

                  Personal  Products - 0.2%
     300,000      Revlon Consumer Products Corp., 9.75%, 11/15/15 (144A 309,375
                  Total Household & Personal Products                   517,963

                  Health Care Equipment & Services - 4.4%
                  Health Care Equipment & Services - 0.5%
     750,000      Accellent, Inc., 10.5%, 12/1/13                       751,875

                  Health Care Supplies - 1.4%
     750,000      Bausch & Lomb, Inc., 9.875%, 11/1/15                  787,500
     1,265,0 (b)  Biomet, Inc., 10.375%, 10/15/17                      1,378,850
                                                                       2,166,350
                  Health Care Services - 2.2%
     125,000 (b)  Catalent Pharma Solutions, Inc., 9.5%, 4/15/15        116,875
     1,385,0 (m)  DASA Finance Corp., 8.75%, 5/29/18 (144A)            1,436,937
     796,459 (b)  Surgical Care Affiliates, Inc., 8.875%, 7/15/15 (144A 780,530
     1,170,000    Surgical Care Affiliates, Inc., 10.0%, 7/15/17 (144A)1,152,450
                                                                       3,486,792
                  Managed Health Care - 0.3%
     500,000      Multiplan, Inc., 10.375%, 4/15/16 (144A)              515,000
                  Total Health Care Equipment & Services               6,920,017

                  Pharmaceuticals & Biotechnology & Life Sciences - 0.3%
                  Pharmaceuticals - 0.3%
     250,000      Phibro Animal Health Corp., 10.0%, 8/1/13 (144A)      260,000
     200,000      Phibro Animal Health Corp., 13.0%, 8/1/14 (144A)      204,000
                  Total Pharmaceuticals & Biotechnology & Life Sciences 464,000

                  Banks - 2.1%
                  Diversified Banks - 1.4%
     250,000      ATF Capital BV, 9.25%, 2/21/14 (144A)                 250,625
     500,000 (a)  Banco Macro SA, 9.75%, 12/18/36                       411,250
     700,000 (a)  Banco Macro SA, 10.75%, 6/7/12                        470,750
BRL  350,000      International Finance Corp., 9.25%, 3/15/13           185,558
     200,000 (c)  JSC TemirBank, 9.5%, 5/21/14 (144A)                   56,000
     550,000      Russian Standard Finance SA, 7.5%, 10/7/10 (144A)     544,225
     500,000 (c)  TuranAlem Finance BV, 8.5%, 2/10/15 (144A)            202,500
                                                                       2,120,908
                  Regional Banks - 0.7%
     600,000(a)(d)PNC Financial Services Group, Inc., 8.25%             619,838
     500,000(a)(d)Wells Fargo Capital XV, 9.75%                         532,500
                                                                       1,152,338
                  Total Banks                                          3,273,246

                  Diversified Financials - 4.9%
                  Other Diversified Financial Services - 1.3%
EURO 500,000 (a)  ATLAS VI Capital, Ltd., 10.283%, 4/6/13 (144A)        703,941
     400,000 (a)  Ibis Re, Ltd., 10.504%, 5/10/12 (144A)                433,200
     1,000,0 (a)  Redwood Capital XI, Ltd., 6.26%, 1/7/11 (144A)        999,900
                                                                       2,137,041
                  Specialized Finance - 2.5%
     750,000      ACE Cash Express, Inc., 10.25%, 10/1/14 (144A)        585,000
     500,000      Capital One Capital V, 10.25%, 8/15/39                572,404
     1,000,0 (a)  Montana Re, Ltd., 13.504%, 12/7/12 (144A)             997,800
     425,000      National Money Mart Co., 10.375%, 12/15/16 (144A)     448,375
     755,000 (a)  NCO Group, Inc., 5.148%, 11/15/13                     607,775
     900,000      NCO Group, Inc., 11.875%, 11/15/14                    742,500
                                                                       3,953,854
                  Consumer Finance - 0.2%
EURO 200,000 (a)  TVN Finance Corp. II AB, 10.75%, 11/15/17 (144A)      299,151

                  Asset Management & Custody Banks - 0.7%
     375,000      Janus Capital Group, Inc., 6.5%, 6/15/12              375,099
     665,000      Janus Capital Group, Inc., 6.95%, 6/15/17             658,370
                                                                       1,033,469
                  Investment Banking & Brokerage - 0.2%
     450,000(a)(d)Goldman Sachs Capital II, 5.793%                      352,125
                  Total Diversified Financials                         7,775,640

                  Insurance - 22.0%
                  Insurance Brokers - 1.5%
     250,000      Alliant Holdings I, Inc., 11.0%, 5/1/15 (144A)        253,750
     1,050,000    HUB International Holdings, Inc., 10.25%, 6/15/15 (14 984,375
     500,000 (a)  U.S.I. Holdings Corp., 4.148%, 11/15/14 (144A)        422,500
     804,000 (m)  U.S.I. Holdings Corp., 9.75%, 5/15/15 (144A)          745,710
                                                                       2,406,335
                  Multi-Line Insurance - 1.2%
     1,000,0 (a)  Liberty Mutual Group, Inc., 7.0%, 3/15/37 (144A)      803,841
     1,000,0 (a)  Liberty Mutual Group, Inc., 10.75%, 6/15/58 (144A)   1,100,000
     65,000       Sul America Participacoes SA, 8.625%, 2/15/12 (144A)  69,225
                                                                       1,973,066
                  Reinsurance - 19.3%
     1,500,0 (a)  AKIBARE, 3.217%, 5/22/12 (144A)                      1,463,700
     1,000,0 (a)  AKIBARE, 3.417%, 5/22/12 (144A)                       973,500
EURO 1,500,0 (a)  Atlas Reinsurance Plc, 10.95%, 1/10/11 (144A)        2,027,591
     2,000,0 (a)  Blue Fin, Ltd., 4.65%, 4/10/12 (144A)                1,840,200
     1,000,0 (a)  Caelus Re, Ltd., 6.504%, 6/7/11 (144A)                994,500
     1,500,0 (a)  Carillon, Ltd., 15.504%, 1/10/11 (144A)              1,499,700
     1,500,0 (a)  East Lane Re, Ltd., 7.281%, 5/6/11 (144A)            1,508,700
     1,750,0 (a)  Fhu-Jin, Ltd., 4.181%, 8/10/11 (144A)                1,736,875
     500,000 (a)  Foundation Re, Ltd., 7.523%, 2/24/10 (144A)           500,500
     1,000,0 (a)  Foundation Re III, Ltd., 5.806%, 2/3/14 (144A)        999,200
     1,000,0 (a)  GlobeCat, Ltd., 6.251%, 1/2/13 (144A)                 976,700
     350,000 (a)  GlobeCat, Ltd., 9.501%, 1/2/13 (144A)                 315,945
EURO 1,500,0 (a)  Green Valley, Ltd., 4.292%, 1/10/11 (144A)           2,064,911
     250,000 (a)  MultiCat Mexico, Ltd., Series 2009-I Class A, 11.52%, 260,800
     250,000 (a)  MultiCat Mexico, Ltd., Series 2009-I Class B, 10.27%, 252,300
     250,000 (a)  MultiCat Mexico, Ltd., Series 2009-I Class C, 10.27%, 252,300
     250,000 (a)  MultiCat Mexico, Ltd., Series 2009-I Class D, 10.27%, 249,900
     2,500,0 (a)  Muteki, Ltd., 4.673%, 5/24/11 (144A)                 2,438,250
     500,000 (a)  Mystic Re II, Ltd., 12.254%, 3/20/12 (144A)           537,850
     1,000,0 (a)  Nelson Re, Ltd., 4.773%, 6/6/11 (144A)                971,100
     1,000,0 (a)  Newton Re, Ltd., 4.899%, 12/24/10 (144A)              992,100
     1,000,0 (a)  Newton Re, Ltd., 7.199%, 12/24/10 (144A)              989,400
     425,000 (a)  Residential Reinsurance 2008, Ltd., 7.001%, 6/6/11 (1 431,757
     2,000,0 (a)  Residential Reinsurance 2008, Ltd., 11.756%, 6/6/11 (2,025,200
     440,000 (a)  Successor II, Ltd., 17.005%, 4/6/10 (144A)            442,728
     2,000,0 (a)  Successor II, Ltd., 25.255%, 4/6/10 (144A)           2,018,600
     1,000,000    Successor X, Ltd., 0.0%, 12/9/10 (144A)               830,400
     600,000      Successor X, Ltd., 0.0%, 12/9/10 (144A)               518,940
     500,000(a)(c)Willow Re, Ltd., 0.0%, 6/16/10 (144A)                 375,000
                                                                     30,488,647
                  Total Insurance                                    34,868,048

                  Real Estate - 0.2%
                  Real Estate Operating Companies - 0.2%
     76,705  (a)  Alto Palermo SA, 11.0%, 6/11/12 (144A)                39,311
     410,000      IRSA Inversiones y Representaciones SA, 8.5%, 2/2/17  363,875
                  Total Real Estate                                     403,186

                  Software & Services - 2.7%
                  Internet Software & Services - 0.6%
     905,000      Terremark Worldwide, Inc., 12.0%, 6/15/17 (144A)     1,002,287

                  IT Consulting & Other Services - 0.3%
     405,000      Activant Solutions, Inc., 9.5%, 5/1/16                387,787

                  Data Processing & Outsourced Services - 0.8%
     1,465,000    First Data Corp., 9.875%, 9/24/15                    1,307,513

                  Application Software - 0.8%
     1,390,000    Vangent, Inc., 9.625%, 2/15/15                       1,285,750

                  Systems Software - 0.2%
     666,000 (g)  Pegasus Systems, Inc., 13.0%, 4/15/14                 299,700
                  Total Software & Services                            4,283,037

                  Technology Hardware & Equipment - 0.5%
                  Computer Storage & Peripherals - 0.3%
     430,000      Seagate Technology International, 10.0%, 5/1/14 (144A 492,350

                  Electronic Equipment & Instruments - 0.2%
     250,000      Da-Lite Screen Co., Inc., 9.5%, 5/15/11               248,750
                  Total Technology Hardware & Equipment                 741,100

                  Telecommunication Services - 5.9%
                  Alternative Carriers - 0.6%
     945,000      Global Crossing, Ltd., 12.0%, 9/15/15 (144A)         1,030,050

                  Integrated Telecommunication Services - 2.8%
     910,000      Broadview Networks Holdings, Inc., 11.375%, 9/1/12    873,600
     1,250,000    GCI, Inc., 7.25%, 2/15/14                            1,250,000
     750,000      PAETEC Holding Corp., 8.875%, 6/30/17                 758,437
     1,010,000    PAETEC Holding Corp., 9.5%, 7/15/15                   977,175
     500,000      Windstream Corp., 8.625%, 8/1/16                      513,125
                                                                       4,372,337
                  Wireless Telecommunication Services - 2.5%
     365,000      Cricket Communications, Inc., 7.75%, 5/15/16          367,281
     500,000 (m)  Cricket Communications, Inc., 9.375%, 11/1/14         497,500
     750,000      NII Capital Corp., 10.0%, 8/15/16 (144A)              783,750
     790,000      OJSC Vimpel Communications, 9.125%, 4/30/18 (144A)    853,200
     1,330,000    True Move Co., Ltd., 10.375%, 8/1/14 (144A)          1,316,700
     100,000      True Move Co., Ltd., 10.75%, 12/16/13 (144A)          100,500
                                                                       3,918,931
                  Total Telecommunication Services                     9,321,318

                  Utilities - 2.3%
                  Electric Utilities - 0.6%
     750,000      Cia de Transporte de Energia Electrica de Alta Tensio 628,125
     500,000 (m)  Texas Competitive Electric Holdings Co. LLC, 10.25%,  391,250
                                                                       1,019,375
                  Gas Utilities - 1.0%
     490,000      Inergy, L.P., 8.25%, 3/1/16                           501,025
     1,135,000    Transportadora de Gas del Sur SA, 7.875%, 5/14/17 (141,018,662
                                                                       1,519,687
                  Multi-Utilities - 0.2%
     225,000      PNM Resources, Inc., 9.25%, 5/15/15                   241,594

                  Independent Power Producers & Energy Traders - 0.5%
     500,000      Intergen NV, 9.0%, 6/30/17 (144A)                     510,000
     346,000      Listrindo Capital BV, 9.25%, 1/29/15 (144A)           355,518
                                                                        865,518
                  Total Utilities                                      3,646,174
                  TOTAL CORPORATE BONDS & NOTES
                  (Cost $140,341,146)                                136,582,285

                  CONVERTIBLE BONDS & NOTES - 3.3% of Net Assets
                  Materials - 0.8%
                  Diverified Chemicals - 0.8%
     1,900   (e)  Hercules Inc, 6.5%, 6/30/29                          1,225,500
                  Total Materials                                      1,225,500

                  Transportation - 0.5%
                  Marine - 0.5%
     990,000      Horizon Lines, Inc., 4.25%, 8/15/12                   846,450
                  Total Transportation                                  846,450

                  Media - 0.3%
                  Movies & Entertainment - 0.3%
     659,000      Live Nation, Inc., 2.875%, 7/15/27                    551,912
                  Total Media                                           551,912

                  Health Care Equipment & Services - 0.8%
                  Health Care Equipment & Services - 0.6%
     1,040,0 (f)  Hologic, Inc., 2.0%, 12/15/37                         873,600

                  Health Care Services - 0.0%
     50,000       Omnicare, Inc., 3.25%, 12/15/35                       40,750

                  Health Care Facilities - 0.2%
     405,000      LifePoint Hospitals, Inc., 3.5%, 5/15/14              367,031
                  Total Health Care Equipment & Services               1,281,381

                  Technology Hardware & Equipment - 0.2%
                  Communications Equipment - 0.2%
     450,000 (c)  Nortel Networks Corp., 2.125%, 4/15/14                306,000
                  Total Technology Hardware & Equipment                 306,000

                  Telecommunication Services - 0.7%
                  Wireless Telecommunication Services - 0.7%
     1,150,000    NII Holdings, Inc., 3.125%, 6/15/12                  1,053,688
                  Total Telecommunication Services                     1,053,688
                  TOTAL CONVERTIBLE BONDS & NOTES
                  (Cost $4,703,914)                                    5,264,931

                  FLOATING RATE LOAN INTERESTS - 36.4% of Net Assets (i)
                  Energy - 1.7%
                  Oil & Gas Equipment& Services - 0.6%
     847,605      Coffeyville Resources LLC, Tranche D Term Loan, 8.5%, 857,494

                  Integrated Oil & Gas - 0.2%
     335,750      Hudson Products Holdings, Inc., Term Loan, 8.0%, 8/24 334,071

                  Oil & Gas Exploration & Production - 0.6%
     700,000 (g)  Denbury Resources, Inc., Term Loan, 4.0%, 1/15/11     700,000
     320,588      Venoco, Inc., Second Lien Term Loan, 4.25%, 5/7/14    296,645
                                                                        996,645
                  Coal & Consumable Fuels - 0.3%
     500,000      PT Bukit Mutiara, Term Loan, 8.251%, 12/29/10         500,000
                  Total Energy                                         2,688,210

                  Materials - 3.5%
                  Diversified Chemicals - 1.0%
     989,899      Huntsman International LLC, New Dollar Term Loan B, 1 948,712
     100,000      Ineos US Finance LLC, Facility Term Loan B-2, 7.501%, 93,275
     100,000      Ineos US Finance LLC, Facility Term Loan C-2, 8.001%, 93,275
     370,558      Solutia, Inc., Term Loan, 7.25%, 2/28/14              376,977
                                                                       1,512,239
                  Paper Packaging - 0.6%
     52,750       Graham Packaging Co. LP, Term Loan B, 2.5%, 10/7/11   52,443
     527,941      Graham Packaging Co. LP, Term Loan C, 6.75%, 4/5/14   533,513
     438,525      Graphic Packaging International, Inc., Incremental Te 432,067
                                                                       1,018,023
                  Steel - 0.5%
     1,290,230    Niagara Corp., Term Loan, 9.25%, 6/30/14              851,552

                  Forest Products - 0.8%
     1,500,0 (b)  Ainsworth Lumber Co., Ltd., Term Loan, 5.25%, 6/26/141,261,252

                  Paper Products - 0.6%
     1,003,550    Georgia-Pacific LLC, Term Loan B, 2.251% - 2.256%, 12 985,612
                  Total Materials                                      5,628,678

                  Capital Goods - 3.3%
                  Aerospace & Defense - 1.4%
     731,144      Aeroflex, Inc., Tranche B-2 Term Loan, 4.063%, 8/15/1 685,449
     525,506      DAE Aviation Holdings, Inc., Tranche B-1 Term Loan, 4 495,727
     491,117      Spirit Aerosystems, Inc., Term Loan B-1, 2.001%, 9/30 482,983
     512,795      Standard Aero, Ltd., Tranche B-2 Term Loan, 3.99% - 4 483,737
                                                                       2,147,896
                  Construction & Engineering - 0.7%
     1,131,000    Goodman Global, Inc., Term Loan, 6.25%, 2/13/14      1,142,777

                  Construction & Farm Machinery & Heavy Trucks - 1.1%
     1,000,000    Accuride Corp., Advance Term Loan, 10.0%, 1/31/12    1,003,571
     435,930      Manitowoc Co., Inc., Term Loan B, 7.5%, 11/16/14      434,930
     251,894      Oshkosh Truck Corp., Term Loan B, 6.26%, 12/6/13      253,368
                                                                       1,691,869
                  Industrial Machinery - 0.1%
EURO 125,000      SIG Euro Holding AG & Co. KGaA, European Term Loan, 6 174,034
                  Total Capital Goods                                  5,156,576

                  Commercial  & Professional Services - 2.2%
                  Commercial Printing - 0.2%
     6,904        Cenveo Corp., Delayed Draw Term Loan, 4.753%, 6/21/13  6,880
     241,818      Cenveo Corp., Facility Term Loan C, 4.753%, 6/21/13   240,987
                                                                        247,867
                  Diversified Commercial & Professional Services - 0.6%
     719,113      Asset Acceptance Capital Corp., Tranche B Term Loan,  697,539
     300,004      Rental Service Corp., Second Lien Initial Term Loan,  283,879
                                                                        981,418
                  Environmental & Facilities Services - 1.2%
     815,228      Brickman Group Holdings, Inc., Tranche B Term Loan, 2 775,826
     124,375      Casella Waste Systems, Inc., Term Loan B, 7.0%, 4/9/1 125,619
     1,218,750    Synagro Technologies, Inc., First Lien Term Loan, 2.21,046,602
                                                                       1,948,047
                  Security & Alarm Services - 0.2%
     249,375      Protection One Alarm Monitoring, Inc., Tranche B-2 Te 239,920
                  Total Commercial  & Professional Services            3,417,252

                  Transportation - 1.0%
                  Air Freight & Logistics - 1.0%
     439,482      Ceva Group Plc, Pre-Funded LC Loan, 0.151%, 11/4/13   385,645
     1,305,876    Ceva Group Plc, U.S. Term Loan, 3.231%, 11/4/13      1,145,906
                  Total Transportation                                 1,531,551

                  Automobiles & Components - 1.0%
                  Auto Parts & Equipment - 0.1%
     99,324       Federal-Mogul Corp., Tranche B Term Loan, 2.168%, 12/ 84,426
     50,676       Federal-Mogul Corp., Tranche C Term Loan, 2.168%, 12/ 43,074
                                                                        127,500
                  Tires & Rubber - 0.6%
     1,000,000    Goodyear Tire & Rubber Co., Second Lien Term Loan, 2. 934,167

                  Automobile Manufacturers - 0.3%
     496,174      Ford Motor Co., Term Loan, 3.24% - 3.26%, 12/15/13    465,252
                  Total Automobiles & Components                       1,526,919

                  Consumer Durables & Apparel - 0.8%
                  Housewares & Specialties - 0.4%
     717,370      Yankee Candle Co., Inc., Term Loan, 2.24%, 2/6/14     696,248

                  Lesiure Products - 0.4%
     625,333      SRAM LLC., Term Loan, 7.0% - 8.0%, 9/30/14            626,115
                  Total Consumer Durables & Apparel                    1,322,363

                  Consumer Services - 0.5%
                  Casinos & Gaming - 0.4%
     422,502 (c) Fontainebleau Las Vegas LLC, Delayed Draw Term Loan, 102,457 845,005 (c) Fontainebleau Las Vegas LLC, Initial Term Loan, 6.0%, 204,914 945,000 (c) Gateway Casinos & Entertainment, Inc., Advance Second 256,331
                                                                        563,702
                  Hotels, Resorts & Cruise Lines - 0.1%
     167,160      Travelport LLC, Incremental Term Loan C, 10.5%, 8/23/ 167,996
                  Total Consumer Services                               731,698

                  Media - 2.7%
                  Broadcasting - 1.4%
     628,417      Discovery Communications Holding LLC, Term Loan C, 5. 636,796
     1,000,000    Insight Midwest Holdings LLC, Term Loan B, 2.25%, 4/7 967,188
     675,000      Univision Communications, Inc., Initial Term Loan, 2. 589,612
                                                                       2,193,596
                  Cable & Satellite - 0.4%
     156,924      Knology, Inc., Term Loan, 2.481%, 6/30/12             152,216
     560,000      WideOpenWest Finance LLC, Series A New Term Loan, 6.7 562,450
                                                                        714,666
                  Movies & Entertainment - 0.5%
     795,225      Lodgenet Entertainment Corp., Closing Date Term Loan, 733,098

                  Publishing - 0.4%
     739,022      RH Donnelley, Inc., Tranche D-1 Term Loan, 6.75%, 6/3 720,546
                  Total Media                                          4,361,906

                  Retailing - 0.2%
                  Catalog Retail - 0.2%
     250,000      QVC, Inc., Tranche 2-W Term Loan, 3.749%, 10/4/11     250,306
                  Total Retailing                                       250,306

                  Food & Staples Retailing - 0.7%
                  Drug Retail - 0.7%
     1,000,000    Rite Aid Corp., Tranche 4 Term Loan, 9.5%, 6/10/15   1,048,750
                  Total Food & Staples Retailing                       1,048,750

                  Health Care Equipment & Services - 4.2%
                  Health Care Supplies - 1.0%
     112,593      Bausch & Lomb, Inc., Delayed Draw Term Loan, 3.501%,  109,109
     463,644      Bausch & Lomb, Inc., Parent Term Loan, 3.501%, 4/24/1 449,300
     487,500      IM US Holdings LLC, First Lien Term Loan, 2.231% - 2. 466,781
     600,000      IM US Holdings LLC, Second Lien Term Loan, 4.481%, 6/ 581,625
                                                                       1,606,815
                  Health Care Services - 1.4%
     1,348,294    Catalent Pharma Solutions, Inc., Dollar Term Loan, 2.1,233,689
     520,989      HealthSouth Corp., Tranche 1 Term Loan, 2.51%, 3/10/1 509,266
     428,796      HealthSouth Corp., Tranche 2 Term Loan, 4.01%, 3/15/1 425,669
                                                                       2,168,624
                  Health Care Facilities - 1.8%
     47,885       Community Health Systems, Inc., Delayed Draw Term Loa 45,323
     936,855      Community Health Systems, Inc., Term Loan, 2.506%, 7/ 886,732
     710,430      Hanger Orthopedic Group, Inc., Tranche B Term Loan, 2 694,889
     330,914      HCA, Inc., Tranche B-1 Term Loan, 2.501%, 11/18/13    315,196
     162,256      Sun Healthcare Group, Inc., Synthetic LC Loan, 0.151% 153,778
     762,819      Sun Healthcare Group, Inc., Term Loan, 2.249% - 2.825 722,962
                                                                       2,818,880
                  Total Health Care Equipment & Services               6,594,319

                  Pharmaceuticals & Biotechnology & Life Sciences - 1.3%
                  Biotechnology - 0.7%
     396,610      Warner Chilcott Co. LLC, Term Loan A, 5.5%, 10/30/14  398,296
     198,305      Warner Chilcott Co. LLC, Term Loan B-1, 5.75, 4/30/15 199,061
     436,271      Warner Chilcott Co. LLC, Term Loan B-2, 5.75%, 4/30/1 437,933
     120,000      Warner Chilcott Co. LLC, Term Loan B-3, 5.75%, 4/30/1 120,483
                                                                       1,155,773
                  Pharmaceuticals - 0.5%
     720,000      Mylan, Inc., U.S. Tranche B Term Loan, 3.5% - 3.563%, 712,898

                  Life Sciences Tools & Services - 0.1%
     160,625 Life Technologies Corp., Facility Term Loan B, 5.25%, 161,729 Total Pharmaceuticals & Biotechnology & Life Sciences2,030,400

                  Diversified Financials - 1.3%
                  Other Diversified Financial Services - 0.3%
     434,221      Metavante Corp., Term Loan, 3.531%, 11/3/14           434,583

                  Specialized Finance - 1.0%
     834,829      Ace Cash Express, Inc., Term Loan, 3.251%, 10/5/13    726,301
     909,535      Collect Acquisition Corp., Advance Term Loan B, 7.5%, 901,008
                                                                       1,627,309
                  Consumer Finance - 0.0%
     51,728       Dollar Financial Corp., Canadian Borrower Term Loan,  50,262
     38,035       Dollar Financial Corp., Delayed Draw Term Loan, 7.0%, 36,958
                                                                        87,220
                  Total Diversified Financials                         2,149,112

                  Insurance - 3.4%
                  Insurance Brokers - 2.4%
     1,466,250    Alliant Holdings I, Inc., Term Loan, 3.251%, 8/21/14 1,388,050
     118,769      HUB International, Ltd., Delay Draw Term Loan, 2.751% 111,346
     528,390      HUB International, Ltd., Initial Term Loan, 2.751%, 6 495,366
     99,750       U.S.I. Holdings Corp., Add-on Term Loan, 7.0%, 5/5/14 98,441
     1,950,000    U.S.I. Holdings Corp., Tranche B Term Loan, 3.01%, 5/1,798,875
                                                                       3,892,078
                  Multi-Line Insurance - 1.0%
     781,470      AmWins Group, Inc., Initial Term Loan, 2.76%, 6/8/13  725,790
     1,000,000    AmWins Group, Inc., Second Lien Initial Term Loan, 5. 835,000
                                                                       1,560,790
                  Total Insurance                                      5,452,868

                  Software & Services - 3.6%
                  Internet Software & Services - 0.3%
     447,733      Web Service Co. LLC, Term Loan, 7.0%, 8/28/14         447,733

                  IT Consulting & Other Services - 1.8%
     398,602      Activant Solutions, Inc., Term Loan, 2.25% - 2.313%,  381,163
     554,502      Keane International, Inc., Closing Date Term Loan, 2. 523,312
     42,654       Keane International, Inc., Synthetic LC Loan, 2.51%,  40,255
     1,944,862    SunGard Data Systems, Inc., Tranche A U.S.Term Loan, 1,885,128
                                                                       2,829,858
                  Data Processing & Outsourced Services - 0.1%
     119,009      Fidelity National Information Services, Inc., Tranche 119,679

                  Application Software - 0.6%
     979,644      Nuance Communications, Inc., Term Loan, 2.24%, 3/29/1 948,724

                  Systems Software - 0.8%
     1,439,788    Vangent, Inc., Term Loan, 2.52%, 2/14/13             1,346,201
                  Total Software & Services                            5,692,195

                  Technology Hardware & Equipment - 0.9%
                  Systems Software - 0.2%
     250,000      Towerco Finance LLC, Term Loan, 6.0%, 11/24/14        253,437

                  Electronic Equipment & Instruments - 0.7%
     769,251      H3C Holdings, Ltd., Tranche B Term Loan, 3.639%, 9/28 747,456
     488,773      Scitor Corp., Term Loan, 4.48%, 9/26/14               432,564
                                                                       1,180,020
                  Total Technology Hardware & Equipment                1,433,457

                  Semiconductors & Semiconductor Equipment - 0.5%
                  Semiconductor Equipment - 0.5%
     968,126      Freescale Semiconductor, Inc., Term Loan, 1.979%, 11/ 871,414
                  Total Semiconductors & Semiconductor Equipment        871,414

                  Telecommunication Services - 2.0%
                  Integrated Telecommunication Services - 0.6%
     433,803      Telesat Canada, U.S. Term I Loan, 3.24%, 10/31/14     425,824
     37,261       Telesat Canada, U.S. Term II Loan, 3.24%, 10/31/14    36,576
     250,000      Wind Telecomunicazioni S.p.A., Facility Term Loan B-2 244,688
     250,000      Wind Telecomunicazioni S.p.A., Facility Term Loan C-2 244,688
                                                                        951,776
                  Wireless Telecommunication Services - 1.4%
     1,705,919    MetroPCS Wireless, Inc.,Tranche B Term Loan, 2.5%, 111,652,222
     587,121      Stratos Global Corp., Facility Term Loan B, 2.74% - 2 579,782
                                                                       2,232,004
                  Total Telecommunication Services                     3,183,780

                  Utilities - 1.6%
                  Electric Utilities - 0.3%
     661,781      Texas Competitive Electric Holdings Co. LLC, Initial  543,579

                  Independent Power Producers & Energy Traders - 1.3%
     1,944,026    Calpine Corp., First Priority Term Loan, 3.135%, 3/291,841,965
     184,378      Mach Gen LLC, First Lien Synthetic LC Loan, 0.001%, 2 171,472
                                                                       2,013,437
                  Total Utilities                                      2,557,016
                  TOTAL FLOATING RATE LOAN INTERESTS
                  (Cost $60,917,306)                                 57,628,770

                  FIXED RATE LOAN INTERESTS - 0.6% of Net Assets
                  Materials - 0.1%
                  Diversified Metals & Mining - 0.1%
     100,000 (g)  Blaze Recycling & Metals LLC, Term Loan, 15.0%, 5/14/ 100,000
                  Total Materials                                       100,000

                  Semiconductors & Semiconductor Equipment - 0.5%
                  Semiconductor Equipment - 0.5%
     823,789 (m)  Freescale Semiconductor, Inc., Incremental Term Loan, 850,906
                  Total Semiconductors & Semiconductor Equipment        850,906
                  TOTAL FIXED RATE LOAN INTERESTS
                  (Cost $1,042,966)                                     950,906


     Shares       COMMON STOCK - 1.0% of Net Assets
                  Energy - 0.0%
                  Oil & Gas Equipment & Services - 0.0%
     383,316 (j)  Skeie Drilling & Production ASA                       46,829
                  Total Energy                                          46,829

                  Materials - 0.3%
                  Commodity Chemicals - 0.3%
     26,341  (j)  Georgia Gulf Corp.                                    404,334

                  Forest Products - 0.0%
     13,963  (j)  Ainsworth Lumber Co., Ltd.                            28,044
                  Total Materials                                       432,378

                  Automobiles &  Components - 0.7%
                  Auto Parts & Equipment - 0.7%
     15,071  (j)  Lear Corp.                                           1,036,885
                  Total Automobiles &  Components                      1,036,885

                  Media - 0.0%
                  Cable & Satellite - 0.0%
     213     (j)  Charter Communications, Inc.                           6,524
                  Total Media                                            6,524

                  Software & Services - 0.0%
                  Systems Software - 0.0%
     2,114  (g)(j)Perseus Holding Corp.                                    0
                  Total Software & Services                                0
                  TOTAL COMMON STOCK
                  (Cost $1,425,880)                                    1,522,616

                  CONVERTIBLE PREFERRED STOCK - 0.4% of Net Assets
                  Diversified Financials - 0.4%
                  Other Diversified Financial Services - 0.4%
     595          Bank of America Corp.                                 538,475
                  Total Diversified Financials                          538,475
                  TOTAL CONVERTIBLE PREFERRED STOCK
                  (Cost $490,737)                                       538,475

                  PREFERRED STOCK - 0.0% of Net Assets
                  Software & Services - 0.0%
                  Systems Software - 0.0%
     1,110  (g)(j)Perseus Holding Corp.                                    0
                  Total Software & Services                                0
                  TOTAL PREFERRED STOCK
                  (Cost $0)                                                0

                  WARRANTS - 0.0% of Net Assets
                  Real Estate - 0.0%
                  Real Estate Development - 0.0%
     750,000(h)(j)Neo-China Group Holdings, Ltd., Expires 7/22/12 (144A 24,144
                  TOTAL WARRANTS
                  (Cost $17,012)                                        24,144

                  TEMPORARY CASH INVESTMENTS - 3.9% of Net Assets
                  Securities Lending Collateral - 3.9%(k)
                  Certificates of Deposit:
     181,144      Bank of Nova Scotia, 0.19%, 2/17/10                   181,144
     50,140       BNP Paribas, 0.70%, 6/4/10                            50,140
     181,143      CBA Financial, 0.27%, 1/3/11                          181,143
     181,144      DnB NOR Bank ASA NY, 0.2%, 2/17/10                    181,144
     197,611      Rabobank Nederland NY, 0.19%, 3/2/10                  197,611
     164,676      Royal Bank of Canada, 0.23%, 1/21/11                  164,676
     164,676      Societe Generale, 0.21%, 3/4/10                       164,676
     164,679      Svenska NY, 0.20%, 3/30/10                            164,679
     116,900      Wachovia Bank NA, 1.17%, 5/14/10                      116,900
     17,647       Westpac Banking NY, 1.35%, 3/19/10                    17,647
                                                                       1,419,760
                  Commercial Paper:
     33,158       American Honda Finance, 0.68%, 2/5/10                 33,158
     187,807      Bank of America, 0.87%, 5/12/10                       187,807
     131,693      BBVA London, 0.28%, 3/18/10                           131,693
     32,938       BBVA Senior US, 0.30%, 3/12/10                        32,938
     164,636      Cafco, 0.20%, 3/15/10                                 164,636
     181,113      Char FD, 0.18%, 3/5/10                                181,113
     82,329       Ciesco, 0.20%, 2/18/10                                82,329
     98,785       Ciesco, 0.20%, 3/8/10                                 98,785
     17,947       GE Capital Corp, 0.29%, 10/6/10                       17,947
     17,827       GE Capital Corp, 0.29%, 10/21/10                      17,827
     49,441       GE Capital Corp, 0.81%, 8/20/10                       49,441
     82,323       GE, 0.30%, 1/26/11                                    82,323
     131,720      HND AF, 0.18%, 3/2/10                                 131,720
     181,123      HSBC, 0.20%, 2/19/10                                  181,123
     18,367       John Deer Capital Corp., 0.33%, 7/6/10                18,367
     139,447      JPMorgan Chase & Co., 0.57%, 9/24/10                  139,447
     84,477       Kithaw, 0.20%, 2/23/10                                84,477
     82,468       Kithaw, 0.21%, 3/2/10                                 82,468
     164,645      NABPP, 0.19%, 3/8/10                                  164,645
     46,184       Old LLC, 0.18%, 2/17/10                               46,184
     113,102      Old LLC, 0.19%, 3/17/10                               113,102
     128,377      PARFIN, 0.25%, 4/19/10                                128,377
     56,227       Ranger, 0.20%, 3/12/10                                56,227
     65,840       Ranger, 0.20%, 5/3/10                                 65,840
     186,737      Santander, 0.30%, 7/23/10                             186,737
     115,266      SRCPP, 0.19%, 2/3/10                                  115,266
     30,377       STRAIT, 0.19%, 4/1/10                                 30,377
     32,957       TB LLC, 0.10%, 2/9/10                                 32,957
     49,367       TB LLC, 0.19%, 2/8/10                                 49,367
     90,536       TB LLC, 0.20%, 3/5/10                                 90,536
     164,676      Toyota Motor Credit Corp., 0.23%, 1/10/11             164,676
     35,330       US Bancorp, 0.68%, 5/6/10                             35,330
     65,848       WFC, 0.33%, 12/2/10                                   65,848
     164,542      WSTPAC, 0.25%, 5/27/10                                164,542
                                                                       3,227,610
                  Tri-party Repurchase Agreements:
     568,744      Barclays Capital Markets, 0.11%, 2/1/10               568,744
     658,704      Deutsche Bank, 0.1%, 2/1/10                           658,704
                                                                       1,227,448
     Shares       Money Market Mutual Fund:
     131,740      Blackrock Liquidity Temporary Cash Fund               131,740
     131,741      Dreyfus Preferred Money Market Fund                   131,741
                                                                        263,481
                  TOTAL TEMPORARY CASH INVESTMENTS
                  (Cost $6,138,299)                                    6,138,299
                  TOTAL INVESTMENTS IN SECURITIES - 136.2%
                  (Cost $223,582,584)(l)                            215,625,549
                  OTHER ASSETS AND LIABILITIES - (36.2)%           (57,254,592)
              NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100.0%   158,370,957


     (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At January
                  31, 2010, the value of these securities amounted to $91,387,296 or
                   57.7% of total net assets applicable to common shareowners.

     (a) Floating rate note. The rate shown is the coupon rate at January 31, 2010.

     (b) Payment-in-Kind (PIK) security which may pay interest in additional principal amount.

     (c)          Security is in default and is non-income producing.

     (d) Security is a perpetual bond and has no definite maturity date.

     (e)          Security is priced as a unit.

     (f) Debt obligation initially issued at one coupon which converts to another coupon at a specific date.
                  The rate shown is the coupon rate at January 31, 2010.

     (g) Security is valued using fair value methods (other than prices supplied by independent pricing services).

     (h)          Indicates a security that has been deemed illiquid.
                  The aggregate cost of illiquid securities is $17,012. The aggregate value $24,144 represents 0.0% of total net assets applicable to common shareowners.

     (i) Floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending
                  rates are generally (i) the lending rate offered by one or more major
                 European banks, such as LIBOR (London InterBank Offered Rate),
                (ii) the prime rate offered by one or more major United States banks, commercial lenders.  The interest rate shown is the
                (iii) the certificate of deposit (iv) other base lending rates used by coupon rate accruing at January 31, 2010.

     (j)          Non-income producing.

     (k) Securities lending collateral is managed by Credit Suisse AG, New York branch.

     (l)          At January 31, 2010, the net unrealized loss on investments based on cost for federal income tax purposes
                  of $224,307,687 was as follows:

                  Aggregate gross unrealized gain for all investments in which
                     there is an excess of value over tax cost       8,193,907

                  Aggregate gross unrealized loss for all investments in which
                     there is an excess of tax cost over value     (16,876,045)
                  Net unrealized loss                               (8,682,138)
                  For financial reporting purposes net unrealized loss was
			$7,957,035
                  and cost of investments aggregated $223,582,584.

     (m)          At January 31, 2010, the following securities were out on
loan:
     Principal
     Amount
     USD ($)                           Description                       Value
     379,000      Aleris International, Inc., 10.0%, 12/15/16            3,790
     970,000      Allison Transmission, Inc., 11.0%, 11/1/15 (144A)    1,023,350
     495,000      Cricket Communications, Inc., 9.375%, 11/1/14         492,525
     874,000      DASA Finance Corp., 8.75%, 5/29/18 (144A)             906,775
     440,000      Essar Steel Algoma, Inc., 9.375%, 3/15/15 (144A)      442,200
     608,000      Freescale Semiconductor, Inc., Incremental Term Loan, 628,014
     137,000      Graphic Packaging International, Inc., 9.5%, 8/15/13  140,768
     164,000      Independencia International, Ltd., 9.875%, 5/15/15 (1 43,050
     463,400      Sally Holdings LLC, 10.5%, 11/15/16                   495,838
     683,000      Tenneco, Inc., 8.625%, 11/15/14                       672,755
     495,000      Texas Competitive Electric Holdings Co. LLC, 10.25%,  387,337
     795,000      U.S.I. Holdings Corp., 9.75%, 5/15/15 (144A)          737,362
     495,000      Wells Fargo Capital XV, 9.75%                         527,175
                                                                       6,500,939


                  Glossary of Terms:
                  LC - Letter of Credit

                  Note: Principal amounts are denominated in U.S. dollars unless otherwise denoted.
                  BRL - Brazilian Real
                  EURO - Euro
                  NOK - Norwegian Krone

               Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
               Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
                Level 1 - quoted prices in active markets for identical securities
              Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
                  Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

                The following is a summary of the inputs used as of January
                  31, 2010, in valuing the Fund's assets:

				 Level 1     Level 2      Level 3      Total
Asset Backed Secur                 $0       $4,474,981      $0       $4,474,981
Collateralized Mort oblig           0        2,500,142       0        2,500,142
Corporate Bonds(sys software)       0           0         299,700       299,700
Corporate Bonds(other)              0      136,282,585       0      136,282,585
Convertible Bonds                   0        5,264,931       0        5,264,931
Floating Rate Loans(oil&gas)        0          296,645    700,000       996,645
Floating Rate Loans(other)          0       56,632,125       0       56,632,125
Fixed Rate Loans
  (div metals&mining)               0           0         100,000       100,000
Fixed Rate Loans(other)             0          850,906       0          850,906
Common Stock                  1,522,616         0            0        1,522,616
Convertible Preferred stock     538,475         0            0          538,475
Warrants                            0           24,144       0           24,144
Temporary Cash Investments          0        5,874,817       0        5,874,817
Money Market Mutual funds       263,482         0            0          263,482
Total                        $2,324,573   $212,201,276 $1,099,700  $215,625,549

Other Financial Instruments    ($136,913)      $0           $0       ($136,913)

* Other financial instruments Include foreign exchange contracts.

                  Following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
							          Fixed
                                 Corp. Bonds     Floating      Rate Loans
                                  & Notes        Rate Loans   (diversfied
                              (systems software) (oil&gas)  metals & mining)
Balance as of 4/30/10                 $0            $0            $0
Realized gain (loss)                   0             0             0
Change in unrealized app/(dep)    (774,895)          0             0
Net purchases (sales)            1,074,595        700,000       100,000
Transfers in and out of level 3        0             0             0
Balance as of 1/31/10             $299,700       $700,000      $100,000


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Diversified High Income Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 31, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 31, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date March 31, 2010

* Print the name and title of each signing officer under his or her signature.